Supplemental Cash Flow Information - Summary of Changes in Liabilities Arose From Financing Activities (Details) - CAD ($) $ in Thousands	6 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 13,717	$ 13,964
Cash Flows	(736)	(801)
Non-cash changes, Acquisition	161	4,200
Non-cash changes, Debt forgiven/ Settlement/ Disposal	0	(1,033)
Non-cash changes, Europe B.V Sale	(9,429)
Non-cash changes, Accretion		5
Non-cash changes, Foreign exchange movements and change in estimates	(86)	386
Ending balance	3,627	16,721
Deferred Acquisition Payments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	314	284
Cash Flows	(312)	0
Non-cash changes, Acquisition	0	0
Non-cash changes, Debt forgiven/ Settlement/ Disposal	0	0
Non-cash changes, Europe B.V Sale	0
Non-cash changes, Accretion		5
Non-cash changes, Foreign exchange movements and change in estimates	(2)	9
Ending balance	0	298
Leases
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	13,403	13,680
Cash Flows	(424)	(801)
Non-cash changes, Acquisition	161	141
Non-cash changes, Debt forgiven/ Settlement/ Disposal	0	0
Non-cash changes, Europe B.V Sale	(9,429)
Non-cash changes, Accretion		0
Non-cash changes, Foreign exchange movements and change in estimates	(84)	310
Ending balance	$ 3,627	13,330
Debentures
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance		0
Cash Flows		0
Non-cash changes, Acquisition		4,059
Non-cash changes, Debt forgiven/ Settlement/ Disposal		(1,033)
Non-cash changes, Accretion		0
Non-cash changes, Foreign exchange movements and change in estimates		67
Ending balance		$ 3,093